Document and Entity Information	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	F-4/A
Amendment Flag	false
Entity Registrant Name	Waldencast Acquisition Corp.
Entity Central Index Key	0001840199
Entity Emerging Growth Company	true
Entity Ex Transition Period	false